SCHEDULE OF SUPPLEMENTAL INFORMATION RELATED TO THE GROUP’S LEASES (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Leases
Amortization of right-of-use assets	¥ 8,135	¥ 8,793	¥ 7,494
Interest on lease liabilities	393	467	303
Total finance lease costs	8,528	9,260	7,797
Operating lease costs	579,815	560,755	640,213
Operating cash flows from operating leases	570,549	550,864	654,115
Financing cash flows from finance leases	8,473	9,132	7,505
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	17,870	997,675
Finance lease right-of-use assets obtained in exchange for finance lease liabilities	2,076	18,360	5,154
Remeasurement of operating lease liabilities and right-of-use assets due to lease modification		¥ (281,403)
Weighted average remaining lease term, Operating leases	9 years 3 months 18 days	11 years	10 years 9 months 18 days
Weighted average remaining lease term, Finance leases	1 year 10 months 24 days	3 years 7 months 6 days	3 years 6 months
Weighted-average discount rate, Operating leases	2.29%	2.29%	2.23%
Weighted-average discount rate, Finance leases	1.67%	1.66%	1.60%